SEGMENTED INFORMATION Schedule of revenue by type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 713,513	$ 793,602	$ 690,727
Product [Member]
Disaggregation of Revenue [Line Items]
Revenue	614,384	699,158	645,402
Subscription, Support and Other Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 99,129	$ 94,444	$ 45,325